Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of Principal Related Parties	The principal related parties with which the Group had significant transactions during the periods presented were as follows:
No.	Names of related parties	Relationship
1	Mr. Zhan Jie	Principal shareholder
2	Mrs. Zhang Pingting	Principal shareholder
3	Mr. Wen Haoxiang	Principal shareholder

Schedule of Amounts Due from Related Parties	Amounts due from related parties consisted of the following for the periods indicated:
	As of June 30,
	2023	2024
	RMB	RMB
Mr. Zhan Jie	-	24,300

Schedule of Significant Related Party Transaction	Amounts due to related parties consisted of the following for the periods indicated:
	As of June 30,
	2023	2024
	RMB	RMB
Mr. Zhan Jie	15,143,382	-
Mrs. Zhang Pingting	15,000,000	-
Amounts due to related parties	30,143,382	-

Schedule of Significant Related Party Transaction	During the years ended June 30, 2022, 2023 and 2024, the Group had the following significant related party transactions:
	For the years ended June 30,
	2022	2023	2024
	RMB	RMB	RMB
Loans from related parties
Mr. Zhan Jie	-	15,000,180	-
Mrs. Zhang Pingting	-	15,000,000	-

Repayment of loans to related parties
Mr. Zhan Jie	-	-	15,000,000
Mrs. Zhang Pingting	-	-	15,000,000

Capital injection from related parties
Mr. Zhan Jie	-	-	15,000,000
Mrs. Zhang Pingting	-	-	15,000,000
Mr. Wen Haoxiang	-	-	1,500,000